Earnings/(loss) from associates - after interest and tax	6 Months Ended
Jun. 30, 2023
Disclosure of associates [abstract]
Earnings/(loss) from associates - after interest and tax	5. Earnings/(loss) from associates - after interest and taxEarnings/(loss) from associates - after interest and tax for the period ended 30 June 2023 was £1.0 million (2022: loss of £63.8 million). In 2022 this includes £46.7 million of amortisation and impairment of acquired intangible assets, and £24.8 million of restructuring and one-off transaction costs within Kantar.